Basis of presentation and summary of significant accounting policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011 Year
Software and Software Development Costs
Significant Accounting Policies [Line Items]
Estimated useful life	5
Shinko Securities Company Limited | Customer relationships
Significant Accounting Policies [Line Items]
Weighted-average amortization period	16